Other Receivables - Schedule of Other Receivables (Details) - Other Receivables [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Line Items]
Prepaid taxes	$ 12,599	$ 6,151
Others	129,560	128,511
Proceeds from disposal of subsidiaries		480,000
Subtotal	142,159	614,662
Less: other receivable from discontinued operations		28,507
Total other receivable	$ 142,159	$ 586,155